Income Tax Expense (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense
Current income taxes	kr (4,581)	kr (1,035)	kr (77)
Deferred tax	8,417	675
Income tax expense recognized in the consolidated statements of income	3,836	(360)	(77)
Reconciliation of effective tax rate
Accounting loss before income tax	(513,373)	(436,151)	(32,501)
Tax in accordance with applicable tax rate in Sweden 20,6% (21,4% ,21,4%)	105,755	93,336	6,955
Effect of other tax rates for foreign subsidiaries	11,481	680	2
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(101,785)	(91,725)	(6,316)
Non-deductible expenses	(11,615)	(2,652)	(782)
Non-taxable income	0	1	64
Income tax expense recognized in the consolidated statements of income	kr 3,836	kr (360)	kr (77)
At the effective income tax rate	1.00%	0.00%	0.00%
Applicable tax rate	20.60%	21.40%	21.40%